Shareholder Fees	Jul. 31, 2025
First Trust Equity Market Neutral ETF | First Trust Equity Market Neutral ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%